Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,406,250
Previously Paid Amount
Total Fee Amount	3,736.60
Total Offset Amount
Net Fee	$ 3,736.60